Income Taxes	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Income Taxes

15.  Income Taxes

The components of income tax expense for the three years ended December 31 were (in thousands):

	2014	2013	2012
Current tax (benefit) expense	$331	$(157)	$1,042
Deferred tax expense (benefit)	194	662	(64)
Total tax expense	$525	$505	$978

A reconciliation of the statutory income tax expense computed at 34% to the income tax expense included in the consolidated statements of income follows (dollars in thousands):

	Years Ended December 31,
	2014	2013	2012
Income before income taxes	$4,741	$4,506	$4,626
Statutory tax rate	34.0%	34.0%	34.0%
Federal tax at statutory rate	1,612	1,532	1,573
Tax-exempt interest	(358)	(354)	(431)
Net earnings on BOLI	(93)	(108)	(148)
Gain from life insurance proceeds	(56)	-	-
Dividend from unconsolidated subsidiary	(13)	(13)	(12)
Stock-based compensation	16	10	2
Federal tax credits	(575)	(556)	-
Other permanent differences	(8)	(6)	(6)
Total tax expense	$525	$505	$978
Effective tax rate	11.1%	11.2%	21.1%

Deductible temporary differences and taxable temporary differences gave rise to a net deferred tax asset for the Company as of December 31, 2014 and 2013.  The components giving rise to the net deferred tax asset are detailed below (in thousands):

	December 31,
	2014	2013
Deferred Tax Assets
Allowance for loan losses	$675	$639
Deferred directors' compensation	519	541
Employee and director benefits	553	574
Qualified pension liability	457	-
Unrealized losses on securities available for sale	-	387
Unrealized loss from securities impairment	239	221
Investment in low income housing project	52	-
Other	57	109
Total deferred tax assets	2,552	2,471

Deferred Tax Liabilities
Depreciation	(199)	(223)
Equity income from unconsolidated subsidiary	(526)	(462)
Qualified pension asset	-	(342)
Loan origination costs	(348)	(287)
Prepaid expense	(138)	(95)
Unrealized gains on securities available for sale	(148)	-
Annuity earnings	(68)	(63)
Fair value of mortgage servicing rights	(66)	(57)
Goodwill	(387)	(340)
Total deferred tax liabilities	(1,880)	(1,869)

Net deferred tax asset
included in other assets	$672	$602

The Company has concluded that the deferred tax assets are realizable (on a more likely than not basis) through the combination of future reversals of existing taxable temporary differences, certain tax planning strategies and expected future taxable income.

It is the Company’s policy to recognize interest and penalties on unrecognized tax benefits in income tax expense in the Consolidated Statements of Income. No significant income tax uncertainties were identified as a result of the Company’s evaluation of its income tax position. Therefore, the Company recognized no adjustment for unrecognized income tax benefits for the years ended December 31, 2014,  2013 and 2012.  The Company is no longer subject to examination by taxing authorities for years before 2011.  Tax years 2011 through the present, with limited exception, remain open to examination.